Accounts Payable and Accruals (Details) - Schedule of accounts payable - other - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Payable Other Abstract
Accrued expenses	$ 1,058	$ 1,469
Employees and related institutions	1,292	1,345
Government institutions		25
Accounts payable - other	$ 2,350	$ 2,839